LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS - Schedule of Long-Term Prepayments, Deposits and Other Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Long Term Prepayment Deposits and Other Assets [Abstract]
Input value-added tax, net	$ 19,232	$ 1,019
Other long-term assets	17,983	19,298
Deferred rent assets	17,905	25,904
Deferred financing costs, net	16,183	27,218
Other deposits	11,178	9,971
Long-term prepayments	10,130	31,191
Deposits for acquisition of property and equipment	7,444	19,494
Advance payments for construction costs	265	25,602
Long-term casino accounts receivable, net of allowances for credit losses of $2,377 and $14,966	0	0
Long-term prepayments, deposits and other assets	$ 100,320	$ 159,697